Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
4.	Intangible Assets
The following is a summary of the components of intangible assets and the related amortization expense:

	Successor December 31, 2020			Predecessor December 31, 2019
Intangible Assets at December 31, 2020 (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Franchise agreements	$24,839	$147	$24,692	$—	$—	$—
Trade names / trademarks	83,033	115	82,918	25	—	25
Liquor license	235	—	235	210	—	210
Reef Kitchens license agreement	8,882	37	8,845	—	—	—
VegeFi product	135	1	134	—	—	—

	$117,124	$300	$116,824	$235	$—	$235

Liquor license is considered to have an indefinite life and is reviewed for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. No impairments were recognized for the years ended December 31, 2020 and 2019
Amortization expense for the Successor period from December 16, 2020 to December 31, 2020 was $300,000. The intangible assets for the Predecessor period were determined to be indefinite life intangibles. As such, no amortization expense was recognized for the period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019. The estimated aggregate amortization expense for intangible assets over the next five years ending December 31 and thereafter is as follows:

(in thousands):	Successor
2021	$7,218
2022	7,218
2023	7,218
2024	7,218
2025	7,218
Thereafter	80,499

Total	116,589